SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
SHORT-TERM AND LONG-TERM DEBT

As of June 30	2018	2017
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$1,772	$1,676
Commercial paper	7,761	11,705
Loan due August 2018	800	—
Other	90	173
TOTAL	$10,423	$13,554
Short-term weighted average interest rates (1)	0.7%	0.5%

(1)	Short-term weighted average interest rates include the effects of interest rate swaps discussed in Note 9.

As of June 30	2018	2017
LONG-TERM DEBT
1.60% USD note due November 2018	1,000	1,000
1.75% USD note due October 2019	600	—
1.90% USD note due November 2019	550	550
0.28% JPY note due May 2020	903	894
1.90% USD note due October 2020	600	—
4.13% EUR note due December 2020	698	686
9.36% ESOP debentures due 2018-2021 (1)	327	417
1.85% USD note due February 2021	600	600
1.70% USD note due November 2021	875	875
2.00% EUR note due November 2021	873	858
2.30% USD note due February 2022	1,000	1,000
2.15% USD note due August 2022	1,250	—
2.00% EUR note due August 2022	1,164	1,144
3.10% USD note due August 2023	1,000	1,000
1.13% EUR note due November 2023	1,455	1,430
0.50% EUR note due October 2024	582	—
2.70% USD note due February 2026	600	600
2.45% USD note due November 2026	875	875
4.88% EUR note due May 2027	1,164	1,144
2.85% USD note due August 2027	750	—
1.25% EUR note due October 2029	582	—
5.55% USD note due March 2037	763	1,130
3.50% USD note due October 2047	600	—
Capital lease obligations	107	51
All other long-term debt	3,717	5,460
Current portion of long-term debt	(1,772)	(1,676)
TOTAL	$20,863	$18,038
Long-term weighted average interest rates (2)	2.5%	2.6%

(1)	Debt issued by the ESOP is guaranteed by the Company and is recorded as debt of the Company, as discussed in Note 8.

(2)	Long-term weighted average interest rates include the effects of interest rate swaps discussed in Note 9.
Long-term debt maturities during the next five fiscal years are as follows:

Years ending June 30	2019	2020	2021	2022	2023
Debt maturities	$1,772	$2,621	$2,034	$2,839	$2,498

The Procter & Gamble Company fully and unconditionally guarantees the registered debt and securities issued by its 100% owned finance subsidiaries.